1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Summary Of Significant Accounting Policies Details
Current	$ 4,291	$ 902,545
30-60 days	0	0
60-90 days	3,555	0
Over 90 days	105,248	148,479
Total	$ 113,093	$ 1,051,024